Subscription warrants - indemnification - Additional information (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
	Jan. 31, 2014	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Subscription warrants - indemnification [abstract]
Subscription warrants shares issued	7		2,415,848
Maximum number of shares to be issued - subscription warrants	3,205,622
Subscription warrants, shares		2,412,119	2,415,848
Subscription warrants - indemnification		R$ 123,095	R$ 171,459	R$ 153,429
Maximum number of shares available for issue - subscription warrants		2,988,158	3,035,499